The Millicom Group - A.2.2. Material joint arrangements - Honduras (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Revenue	$ 5,819	$ 5,804	$ 5,661
Profit (loss) from operating activities	1,639	1,342	826
Profit before taxes from continuing operations	1,665	552	175
Tax expense	(303)	(281)	(424)
Net profit (loss) for the year	1,362	268	(245)
Total non-current assets (excluding goodwill)	14,270	11,357
Total non-current liabilities	10,240	7,050
Carrying value of investment in joint venture	583	561
Cash and cash equivalents	1,552	699	775	$ 1,039
Debt and financing – non-current	6,556	5,533
Debt and financing – current	329	282
Net cash from operating activities	1,734	1,603	1,223
Net cash from (used in) investing activities	(374)	(604)	(1,116)
Net cash from (used in) financing activities	(485)	(1,066)	(377)
Net increase (decrease) in cash and cash equivalents	861	(76)	(264)
Right of use assets, net	2,346	792	896
Lease liabilities	2,587	954
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue	621	617	612
Depreciation and amortisation expense	(100)	(101)	(105)
Profit (loss) from operating activities	267	159	124
Finance income (cost)	(51)	(37)	(28)
Profit before taxes from continuing operations	206	120	95
Tax expense	(52)	(40)	(32)
Net profit (loss) for the year	154	80	63
Results for the year	102	54	42
Dividends and advances paid to Millicom	99	66	63
Total non-current assets (excluding goodwill)	799	465	429
Total non-current liabilities	722	463	440
Total current assets	274	235	200
Total current liabilities	299	262	223
Total net assets	$ 52	$ (25)	$ (35)
Group's share in %	66.70%	66.70%	66.70%
Group's share in USD millions	$ 35	$ (17)	$ (23)
Goodwill and consolidation adjustments	549	578	600
Carrying value of investment in joint venture	583	561	576
Cash and cash equivalents	68	55	47
Debt and financing – non-current	704	417	394
Debt and financing – current	55	34	28
Net cash from operating activities	192	183	162
Net cash from (used in) investing activities	(15)	(65)	(94)
Net cash from (used in) financing activities	(162)	(109)	(48)
Net increase (decrease) in cash and cash equivalents	15	$ 9	$ 21
Gain (loss) on disposal of equity method investment	45
Right of use assets, net	294
Lease liabilities	$ 294